GMO Small Cap Quality Fund Average Annual Total Returns		12 Months Ended	38 Months Ended	39 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent		(1.46%)	9.94%
Performance Inception Date	Nov. 15, 2022
Class III | S&P SmallCap 600 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	7.59%
Class III | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	19.66%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent		(1.38%)		14.27%
Performance Inception Date	Sep. 20, 2022
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.51%)		10.89%
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.73%)		9.86%
Class VI | S&P SmallCap 600 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.02%		9.89%
Class VI | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.02%		20.13%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		(1.52%)	9.91%
Performance Inception Date	Nov. 15, 2022
Class I | S&P SmallCap 600 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	7.59%
Class I | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	19.66%